ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of analysis of other comprehensive income by item [abstract]
Analysis of other comprehensive income

	Foreign currency
	exchange differences				Net changes in
	on translation of		Net changes in		financial assets
	foreign operations		cash flow hedges		carried at FVOCI			Total
	2020	2019	2020	2019	2020	2019	2020	2019
Balances, beginning of year	$208.9	$266.6	$(10.5)	$(6.9)	$0.6	$0.6	$199.0	$260.3
Other comprehensive income (loss)	17.0	(57.7)	(22.8)	(3.6)	—	—	(5.8)	(61.3)
Balances, end of year	$225.9	$208.9	$(33.3)	$(10.5)	$0.6	$0.6	$193.2	$199.0